Expenses by nature	6 Months Ended
Jun. 30, 2026
Expenses by nature
Expenses by nature

6.Expenses by nature

	For the six months ended June 30,
(Euro thousands)	2026	2025*
Personnel costs	46,954	61,349
Raw materials, consumables and finished goods used	29,476	24,931
Changes in inventories of finished goods and work in progress	5,238	14,707
Depreciation and amortization	16,222	20,702
Freight and selling expenses	14,287	16,703
Professional service fees	14,353	17,131
Net foreign exchange (gains) / losses	(3,126)	10,302
Lease expenses	6,009	10,264
Advertising and marketing expenses	6,580	6,897
Studies and research expenses	2,385	3,957
Office expenses	1,943	1,867
Travel expenses	1,122	1,409
Taxes and surcharges	801	1,280
Fair value changes on warrants	(21)	(678)
Reversal of provisions and impairment	(5,175)	(2,982)
Other	6,357	8,367
Total expenses	143,405	196,206
*	The expense information for the six months ended June 30, 2025 has been restated in accordance with IFRS 5, with the Caruso Brand presented as a discontinued operation (see Note 8).